Kirkpatrick & Lockhart LLP
75 State Street
Boston, MA   02109
Tel.:  (617) 261-3187
Fax.:  (617) 261-3175

September 24, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

       Re:   Eaton Vance Enhanced Equity Income Fund
             Registration Statement on Form N-2 (333-118180; 811-21614)

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Eaton Vance Enhanced Equity Income Fund (the "Fund") is Pre-Effective Amendment No. 1 to the Fund's registration statement on Form N-2 relating to Registrant's initial issuance of common shares of beneficial interest, par value $.01 per share ("Pre-Effective Amendment No. 1").

It is expected that the Fund will file a pre-effective amendment responding to any comments and registering additional shares promptly after the resolution of any comments, along with a request for acceleration of effectiveness of the Registration Statement.

Questions should be directed to the undersigned at (617) 261-3187.

                                   Sincerely,

                                     /s/ Marc O. Stahl
                                     -------------------
                                        Marc O. Stahl